Risks Arising from Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2023
Risks Arising from Financial Instruments and Risk Management [Abstract]
Risks Arising from Financial Instruments and Risk Management
19.	Risks Arising from Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(a)	Market risk

Foreign exchange risk: is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company has not entered into any foreign exchange hedging contracts. The Company is exposed to currency risk from the British Pound (“GBP”), Euro (“EUR”) and Canadian dollar (“CAD”) through the following foreign currency denominated financial assets and liabilities:

As at (expressed in GBP)	December 31, 2023	December 31, 2022
Financial assets
Cash and cash held in trust	£20,087	£75,315
Trade and other receivables	104,753	149,223
Loan receivable	466,000	400,000
	£590,840	£624,538
Financial liabilities
Trade and other payables	£998,092	£923,725
Loans and borrowings	36,771	25,000
	£1,034,863	£948,725

As at (expressed in EUR)	December 31, 2023	December 31, 2022
Financial assets
Cash	€46,202	€42,664
Trade and other receivables	136,963	986,320
	€183,165	€1,028,984
Financial liabilities
Trade and other payables	€2,171,878	€3,201,180
Loans and borrowings	3,225,389	3,307,633
	€5,397,267	€6,508,813

As at (expressed in CAD)	December 31, 2023	December 31, 2022
Financial assets
Cash	$22,949	$140,423
Marketable securities	–	357,143
	$22,949	$497,566
Financial liabilities
Trade and other payables	$3,356,916	$3,629,380
Due to related party	2,744,510	810,206
Holdback payable	511,238	511,238
Lease liabilities	179,412	448,064
Loans and borrowings	340,469	–
	$7,132,545	$5,398,888

Based on the above net exposures as at December 31, 2023, assuming that all other variables remain constant, a 5% appreciation or deterioration of the USD against the GBP would result in a corresponding increase or decrease, respectively on the Company’s net income of approximately $17,000 (2022 – $13,000), EUR – $236,000 (2022 – $256,000) and CAD – $268,000 (2022 – $181,000).

(b)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash and accounts receivable. The carrying amounts of the financial assets represents the maximum credit exposure. The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

At December 31, 2023, the Company was subject to a concentration of credit risk related to its accounts receivable as 81% (2022 – 85% from one customer) of the balance of amounts owing is from four customers. As at December 31, 2022, the Company recorded a bad debt expense of $332,715, within general and administrative expenses, as the amounts were deemed not collectible from the customer. The Company did not record any bad debt expense during the year ended December 31, 2023. As at December 31, 2023 and 2022, the expected credit lifetime credit losses for accounts receivable aged as current were nominal amounts. The Company considers a financial asset in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure that it will have sufficient liquidity to meet its liabilities and commitments when due and to fund future operations. The Company’s trade and other payables are due within the current operating year.